Long-Term Investments (Details) - Schedule of components of equity investments accounted for using the equity method			6 Months Ended				12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Jun. 30, 2022 USD ($)		Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance at beginning of the period			$ 24,989,651	[1]	$ 771,520	[1]	$ 771,520	[1]
Income from equity method investment			1,219,983		114,694		580,816		(4,320)
Effects of foreign exchange rate			(706,920)		129,991		(925,727)		19,282
Balance at end of the period			25,502,714		13,843,495		24,989,651	[1]	771,520	[1]
Beijing Hongxinwanda Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investment	$ 12,779,998	¥ 82,500,000			$ 12,827,290		$ 25,559,996

[1]	For the years ended June 30, 2022 and 2021, the movement of equity investments accounted for using the equity method consisted of the following: